Operating Expenses - Summary of Operating Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit (loss) [abstract]
Salaries and wages	₩ 4,495,885	₩ 4,215,810	₩ 4,123,680
Depreciation	2,637,463	2,605,594	2,605,128
Depreciation of right-of-use assets	396,214	398,716	404,175
Amortization of intangible assets	622,202	603,327	624,982
Commissions	1,295,434	1,125,944	965,461
Interconnection charges	479,500	507,567	500,081
International interconnection fee	186,253	192,008	172,529
Purchase of inventories	3,656,040	3,753,792	3,681,801
Changes of inventories	(195,046)	20,491	257,041
Sales commission	2,353,909	2,343,375	2,337,127
Service cost	2,334,386	2,296,324	2,102,875
Utilities	368,348	364,373	360,797
Taxes and dues	276,962	268,651	283,197
Rent	160,848	123,246	136,355
Insurance premium	68,245	66,717	71,018
Installation fee	150,140	154,542	132,117
Advertising expenses	195,519	171,400	132,466
Research and development expenses	174,936	168,969	156,940
Card service cost	3,127,673	3,114,047	2,941,669
Loss on disposal of property and equipment	81,415	71,417	75,879
Loss on disposal of intangible assets	7,015	3,885	3,207
Loss on disposal of right-of-use assets	2,348	11,457	7,844
Direct cost of government subsidies	44,022	42,732	31,447
Loss on disposal of investments in subsidiaries	0	13,727	0
Impairment loss on property and equipment	16,094	2,115	79,775
Impairment loss on intangible assets	30,965	3,747	211,637
Donations	15,642	10,981	20,745
Other allowance for bad debts	17,551	28,066	51,333
Others	1,266,086	823,242	947,008
Total	₩ 24,266,049	₩ 23,506,262	₩ 23,418,314